Comprehensive Income	9 Months Ended
Sep. 24, 2011
Comprehensive Income [Abstract]
Comprehensive Income

(8) Comprehensive Income

Comprehensive income for the three and nine months ended September 24, 2011 and September 25, 2010 consisted of the following (in thousands):

	Three months ended		Nine months ended
	September 24, 2011	September 25, 2010	September 24, 2011	September 25, 2010

Net income	$7,412	18,842	22,851	42,117
Effect of foreign currency translation	(136)	8,635	7,916	9,168
Other	(303)	(75)	(254)	(109)

Total comprehensive income	$6,973	27,402	30,513	51,176

The components of accumulated other comprehensive income were as follows (in thousands):

	September 24, 2011	December 25, 2010

Effect of foreign currency translation	$22,266	14,350
Other	(977)	(723)

Total accumulated other comprehensive income	$21,289	13,627